long-term debt - TELUS Corporation credit facility (Details) $ in Millions, $ in Millions	Jun. 30, 2021 CAD ($) item	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CAD ($)
TELUS Corporation credit facility
Net available	$ 2,553		$ 1,519
Gross available	2,750		2,250
Long-term debt	$ 19,932		20,288		$ 18,518
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Gross available	$ 2,750		2,250
Letters of credit outstanding	$ 298		190
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Leverage ratio	4.25	4.25
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation commercial paper
TELUS Corporation credit facility
Gross available	$ 1,400		1,400
Long-term debt	197	$ 159	$ 731	$ 574
Innovation, Science and Economic Development
TELUS Corporation credit facility
Maximum letter of credit required to participate in wireless spectrum auction	$ 359